Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 43,733	$ 116,813
Current portion of non-current borrowings	43,733	36,249
Non-current portion of non-current borrowings	$ 0	$ 80,564